Parent company only condensed financial information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash generated from /(used in) operating activities
Cash used in operations	¥ (271,334)	¥ (637,746)	¥ (720,786)
Net cash used in operating activities	(276,849)	(648,461)	(745,984)
Cash flows from investing activities
Net cash generated from investing activities	1,106,256	318,634	1,873,169
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme			1,161
Net cash used in financing activities	(282,252)	(213,605)	(694,066)
Net increase/(decrease) in cash and cash equivalents	547,155	(543,432)	433,119
Cash and cash equivalents at the beginning of the year	1,379,473	1,907,776	1,399,370
Effects of exchange rate changes on cash and cash equivalents	21,294	15,129	75,287
Cash and cash equivalents at the end of year	1,947,922	1,379,473	1,907,776
Parent company
Cash generated from /(used in) operating activities
Cash used in operations	(31,326)	(44,284)	(139,011)
Net cash used in operating activities	(31,326)	(44,284)	(139,011)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired		(1,117,823)	(3,005,546)
Proceeds from disposal of subsidiaries	839,087
Proceeds/(Payments) from loan to subsidiaries	(804,360)	1,157,947	3,218,655
Net cash generated from investing activities	34,727	40,124	213,109
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme			1,161
Payments for shares repurchase			(74,992)
Net cash used in financing activities			(73,831)
Net increase/(decrease) in cash and cash equivalents	3,401	(4,160)	267
Cash and cash equivalents at the beginning of the year	3,267	7,327	6,454
Effects of exchange rate changes on cash and cash equivalents	38	100	606
Cash and cash equivalents at the end of year	¥ 6,706	¥ 3,267	¥ 7,327